Share capital - Rollforward table (Details) - CAD ($)	1 Months Ended	12 Months Ended
	Oct. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Share capital
Share for services (in shares)			5,000
Issuance of units (in shares)	9,703,125
Balance		$ 148,519,136
Issuance of common shares		21,355,588
Share issuance costs		(2,651,229)
Share for services			$ 3,550
Balance		$ 179,335,421	$ 148,519,136
Common shares
Share capital
Balance (in shares)		65,352,279	64,042,536
Share for services (in shares)			5,000
Issuance of units (in shares)		9,703,125
Restricted share units exercised (in shares)		2,378,588	704,743
Stock options exercised (in shares)		175,000
Performance share units exercised (in shares)		5,000,000	600,000
Balance (in shares)		82,608,992	65,352,279
Balance		$ 148,519,136	$ 147,545,399
Issuance of common shares		21,355,588
Share issuance costs		(2,651,229)
Share for services			16,449
Restricted share units exercised		3,436,775	957,288
Stock options exercised		177,510
Fair value of stock options exercised		99,263
Performance share units exercised		8,398,378
Balance		$ 179,335,421	$ 148,519,136